INVESTMENTS IN ASSOCIATES (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Opening balance		$ 358,053	$ 368,772
Changes
Investment in joint ventures, Additions		2,741	3,028
Disposals, investment in associates and joint venture	[1]	(58,850)	0
Share of profit (loss) in investment in associates		6,786	3,043
Share of profit (loss) in investment in joint ventures		989	14,203
Dividends Received, Investments in Associates		(13,601)	(11,307)
Increase (Decrease) in foreign exchange currency on translation of Associates and Joint Ventures		(5,440)	(17,287)
Other increase (decrease) in investment and associates and joint ventures		2,440	(2,399)
Total changes		(64,935)	(10,719)
Closing balance		293,118	358,053
Carrying amount of associates accounted for using equity method				$ 96,114	$ 155,609	$ 158,967
Carrying amount of joint ventures accounted for using equity method				197,004	202,444	209,805
Total investment accounted for using equity method		$ 293,118	$ 368,772	$ 293,118	$ 358,053	$ 368,772

[1]	Carrying amount of investment in Puertos y Logistica S.A., which was sold on April 5, 2019 (ThU.S.$. 56,492)